John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778  Fax: 913.660.9157
john.lively@1940actlawgroup.com

August 2, 2016

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: Amendment to Form N-CSR for the Toreador International Fund, the Toreador Core Fund and the Toreador Explorer Fund (the “Toreador Funds”) of the World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find amended annual shareholder reports for the Toreador Funds for the reporting period April 30, 2016 (“NCSR/A”). The annual shareholder reports were filed on Form N-CSR with the Securities and Exchange Commission on July 11, 2016 (Accession Number: 0001209286-16-001191).

This NCSR/A is being filed for the purpose of amending the following information that was inconsistent between the original filing and the documents mailed to shareholders:

•	reflect the correct index returns for each Fund (the Funds’ returns were not affected); and

•	reflect the correct presentation of the indices in the respective Funds’ charts for comparison of an investment of $10,000 and in references to those in the letters to shareholders.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.